THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 82.2%	Shares	Value
Communications - 12.9%
Alphabet, Inc. - Class C	15,287	$ 5,401,356
Booking Holdings, Inc.	6,250	1,114,000
Meta Platforms, Inc. - Class A	4,200	2,365,818
		8,881,174
Consumer Discretionary - 7.6%
Amazon.com, Inc. (a)	12,000	2,860,080
Home Depot, Inc. (The)	1,500	529,020
Lowe's Companies, Inc.	2,700	595,323
TJX Companies, Inc. (The)	8,500	1,287,750
		5,272,173
Consumer Staples - 2.8%
PepsiCo, Inc.	2,800	379,120
Procter & Gamble Company (The)	4,850	711,204
Unilever plc - ADR	14,222	855,027
		1,945,351
Energy - 4.3%
Chevron Corporation	3,584	594,084
Exxon Mobil Corporation	7,500	1,025,400
SLB Ltd.	11,800	548,582
TotalEnergies SE	10,000	777,600
		2,945,666
Financials - 11.9%
Ameriprise Financial, Inc.	2,550	1,169,838
Chubb Ltd.	1,800	613,332
Goldman Sachs Group, Inc. (The)	1,400	1,415,918
JPMorgan Chase & Company	7,000	2,291,310
Morgan Stanley	7,100	1,484,184
PNC Financial Services Group, Inc. (The)	5,100	1,255,722
		8,230,304
Health Care - 5.4%
Amgen, Inc.	1,300	470,756
Elevance Health, Inc.	1,850	715,451
Merck & Company, Inc.	4,000	514,000
Pfizer, Inc.	27,510	662,441
Thermo Fisher Scientific, Inc.	1,800	902,448
UnitedHealth Group, Inc.	1,107	460,102
		3,725,198
Industrials - 7.5%
Eaton Corporation plc	2,900	1,235,748
Lockheed Martin Corporation	1,753	893,083
Norfolk Southern Corporation	3,500	1,101,065
RTX Corporation	6,100	1,157,353

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.2% (Continued)	Shares	Value
Industrials - 7.5% (Continued)
Trane Technologies plc	1,600	$ 785,856
		5,173,105
Real Estate - 1.1%
American Tower Corporation	4,710	770,414

Technology - 26.7%
Apple, Inc.	11,800	3,414,448
Applied Materials, Inc.	1,770	1,279,710
Broadcom, Inc.	6,400	2,417,600
Cisco Systems, Inc.	17,000	1,996,820
Microsoft Corporation	8,490	3,166,940
NVIDIA Corporation	22,363	4,474,613
Oracle Corporation	2,578	377,806
SAP SE - ADR	3,923	604,573
Visa, Inc. - Class A	2,095	718,773
		18,451,283
Utilities - 2.0%
Duke Energy Corporation	11,000	1,392,380

Total Common Stocks (Cost $17,773,301)		$ 56,787,048

EXCHANGE-TRADED FUNDS - 14.8%	Shares	Value
Invesco KBW Bank ETF	12,500	$ 1,162,250
iShares Expanded Tech-Software Sector ETF	13,283	1,203,440
iShares Semiconductor ETF	4,200	2,691,192
State Street Health Care Select Sector SPDR ETF	12,500	1,983,250
Vanguard Information Technology ETF	26,800	3,203,136
Total Exchange-Traded Funds (Cost $3,784,500)		$ 10,243,268

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.50% (b) (Cost $3,452,522)	3,452,522	$ 3,452,522

Total Investments at Value - 102.0% (Cost $25,010,323)		$ 70,482,838

Liabilities in Excess of Other Assets - (2.0%)		(1,352,960)

Net Assets - 100.0%		$ 69,129,878

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.